CONSOLIDATED VIEs (Details) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Variable Interest Entities
Maximum exposure to loss		$ 82,338	$ 82,357
Accounts Receivable [Member]
Consolidated Variable Interest Entities
Maximum exposure to loss		394	605
Investment and beneficial interests in CLOs
Consolidated Variable Interest Entities
Maximum exposure to loss	[1]	$ 81,944	81,752
CIFC LLC
Consolidated Variable Interest Entities
Maximum exposure to loss			82,357	$ 50,851
CIFC LLC | Accounts Receivable [Member]
Consolidated Variable Interest Entities
Maximum exposure to loss			605	4,200
CIFC LLC | Investment and beneficial interests in CLOs
Consolidated Variable Interest Entities
Maximum exposure to loss	[1]		81,752	46,651
CIFC Corp
Consolidated Variable Interest Entities
Maximum exposure to loss			0	50,851
CIFC Corp | Accounts Receivable [Member]
Consolidated Variable Interest Entities
Maximum exposure to loss			0	4,200
CIFC Corp | Investment and beneficial interests in CLOs
Consolidated Variable Interest Entities
Maximum exposure to loss	[1]		$ 0	$ 46,651

[1]	Investments made in our Consolidated VIEs are eliminated in consolidation.